    As filed with the Securities and Exchange Commission on January 18, 2000.


                                      Securities Act Registration No. 333-______
                                Investment Company Act Registration No. 811-____

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                         THE SECURITIES ACT OF 1933 [X]
                         Pre-Effective Amendment No. [ ]
                         Post-Effective Amendment No [ ]

                                     AND/OR
                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. __

                                 e-harmon Funds
                                 --------------
               (Exact Name of Registrant as Specified in Charter)

        400 Montgomery Street, 3rd Floor, San Francisco, California 94104
        -----------------------------------------------------------------
               (Address of Principal Executive Offices)(Zip Code)

               Registrant's Telephone Number, Including Area Code:
                                 (415-391-5335)

                                 James Hartmann
                        400 Montgomery Street, 3rd Floor
                         San Francisco, California 94104

                                With a copy to:
                               Maureen A. Miller
                           Gardner, Carton & Douglas
                                321 N. Clark St.
                               Chicago, IL 60610

                     (Name and Address of Agent for Service)

 Approximate Date of Proposed Public Offering: As soon as practicable after the effective date.

         REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

Title of Securities Being Registered.........Shares of Beneficial Interest,
$.01 par value per share

PROSPECTUS                                                                , 2000



e-harmon Funds has two portfolios or funds. This prospectus presents information about both.

         The e-harmon Internet Fund seeks long-term capital appreciation. It invests primarily in equity securities of Internet companies.

         The e-harmon Net30 Index Fund seeks to match, before expenses, the performance of the e-harmon Net30 Index of Internet stocks.










The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


FUND OVERVIEW................................................................1

FEES AND EXPENSES............................................................4

MANAGEMENT...................................................................6

INVESTMENT POLICIES AND STRATEGIES...........................................8

SHARE CLASS DESCRIPTION.....................................................14

BUYING AND SELLING SHARES...................................................16

DISTRIBUTIONS AND TAXES.....................................................26

FUND OVERVIEW

What are the objectives and principal investment strategies of the e-harmon Internet Fund?

e-harmon INTERNET FUND seeks long-term capital appreciation. This Fund invests primarily in equity securities of Internet companies. e-harmon Capital Management LLC, the Fund's investment adviser, decides where to invest the Funds' assets based on its research of attractive opportunities in the Internet sector. Some of the key Internet industry segments in which the fund is likely to invest include:

         - E-COMMERCE - companies directly or indirectly involved in the buying and selling of products and services over the Internet

         - BUSINESS-TO-BUSINESS (B2B) - companies that engage in or enable corporate commercial transactions via the Internet

         - BROADBAND - companies that design and develop products and services that enable highspeed Internet infrastructure

         - ACCESS - Internet service providers (ISPs) and companies that enable access to the Internet

         - SERVICES - firms that provide corporations with professional and information services related to the Internet

         - SOFTWARE - developers of applications that enable a variety of Internet business activities, including, for example, electronic commerce, communications, content provision, and web development

         - HARDWARE - computer, digital and electronic products designed and developed to enable Internet business activities, products, and services

The Fund may invest in Internet companies in industry segments not included in the list above.

Stock selection is based on research that assesses a company's fundamental prospects. The Fund can buy everything from small companies developing new technologies to mature firms with established track records of developing and marketing technological advances. This Fund may invest in smaller capitalization firms, and thus may have higher share price volatility than funds that invest in larger capitalization, more established companies. The Fund also may invest in companies that could benefit from technological advances even if they are not directly involved in research and development. The Fund may sell securities for a variety of reasons, such as to lock-in gains, limit losses, or redeploy assets into more promising opportunities, but in all cases will continue to pursue the overall investment objective.

What are the objectives and principal investment strategies of the e-harmon Net30 Index Fund?

e-harmon NET30 INDEX FUND seeks to match the performance of the e-harmon Net30 Index of Internet stocks before expenses. e-harmon Net30 Index is an index of the top 30 Internet companies as ranked by total revenues.

The e-harmon Net30 Index is calculated as a modified market capitalization weighted index that limits the weighting of any single stock to 10% of the total capitalization of the companies in the index at the time of each quarterly rebalancing. The effect of this weighting restriction is to limit the impact that any single stock might have on the performance of the index.

What is an Internet company?

The Adviser considers an Internet company to be one that receives more than 50% of its revenue from Internet related business activities. These activities include, the research, development, production, sale or distribution of technology and products related to the Internet; and the development, delivery, sale or distribution of services or processes related to the Internet.

What are the main risks of investing in these Funds?

As with all equity funds, the Funds' share prices can decline because of weakness in the broad market, the Internet sector, other technology sectors, a particular industry, or specific holdings. The equity market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including earnings surprises or changes in the competitive environment. Our analyses of companies held in the Funds may prove wrong, resulting in losses or poor performance even in a rising market.

The Funds' investment strategies pose investment risks specific to the Internet sector. Companies in the rapidly changing Internet industry may face unusually high price volatility, both gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Also, increasing competition, rapidly changing markets, frequent mergers or acquisitions of Internet companies and changes in strategic alliances among various Internet businesses may have a significant effect on the financial condition of companies in the Internet industry. Changes in government policies, such as telephone and cable regulations and antitrust enforcement and the need for regulatory approvals, can also have a material effect on the companies in the industry. A portfolio focused primarily on these stocks is therefore likely to be much more volatile than one with broader diversification that includes investments in more economic sectors. The level of risk will be increased to the extent that a Fund has significant exposure to smaller companies or those with less than three years of operating history, which may not have established products or more experienced management.

The Funds are non-diversified under the Investment Company Act of 1940 ("1940 Act"), which means that there is no restriction under the 1940 Act on how much these Funds may invest in the securities of any one issuer. However, in order to qualify for certain tax treatment the Funds will not invest more than 25% of total assets in any one issuer. See "Investment Policies and Strategies - Diversification." Accordingly, each Fund may be more susceptible to the effects of adverse economic, political or regulatory developments affecting a single issuer or industry sector than funds that are diversified.

In addition, each Fund can borrow up to 33-1/3% of its total assets for investment and for other purposes. The Funds can also sell securities short, that is sell securities it does not own. Both of these strategies can magnify investment gains, as well as investment losses.

To a limited extent, e-harmon Internet Fund may participate in the initial public offering (IPO) market. IPOs may significantly increase the Fund's total returns during any period that the Fund has a small asset base. On the other hand, investments in IPOs that are not successful can have a significant negative effect on a Fund's total return. As the Fund's assets grow, any impact of IPO investments on the Fund's total return may decline.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

As with any mutual fund, there can be no guarantee the Funds will achieve their objectives. The Funds' share price may decline, so when you sell your shares, you may lose money. The Funds are not a complete investment program.

How can you tell if these Funds are an appropriate investment?

         These Funds may be appropriate if you have:

-        a long-term investment time horizon
-        familiarity with technology and Internet stocks
-        tolerance for fluctuations in stock valuations and prices
-        no intention to actively trade mutual fund shares

         These Funds are not appropriate if you have:

-        a short-term investment time horizon
-        little knowledge of technology and Internet stocks
-        aversion to fluctuations in stock valuations and prices
-        an intention to actively trade of mutual fund shares

The Funds can be used in both regular and tax-deferred accounts, such as IRAs. See "Distributions and Taxes."

FEES AND EXPENSES

The tables below are designed to help you understand the fees and expenses investors may bear by investing in e-harmon Funds.

--------------------------------------------------------------------------------------------------
e-harmon INTERNET FUND                               Class A            Class B          Class C
--------------------------------------------------------------------------------------------------
Shareholder fees (fees paid directly from
     your investment)(1)
Maximum sales charge (load) imposed on                     %                 %                  %
     purchases as a % of offering price
Maximum deferred sales charge (load) as                    %                 %                  %
     a % of [purchase price or sales proceeds]
Redemption fees for shares held less than
     6 months                                          1.00%             1.00%              1.00%
                                                       ====              ====               ====
Exchange fees
Maximum account fee
Annual fund operating expenses
     (expenses that are deducted from
     Fund assets)
Management fees                                            %                 %                  %
Distribution and Service (12b-1) fees                      %                 %                  %
Other expenses(2)                                          %                 %                  %
                                                         -                 -                 -
Total annual Fund
     operating expenses                                    %                 %                  %
                                                       ====              ====               ====
--------------------------------------------------------------------------------------------------


---------------
(1) Brokers may charge you a separate or additional fee for purchases and sales of shares.

(2) Other expenses are estimated for the Fund's current fiscal year.

-------------------------------------------------------------------------------------------------------------
e-harmon NET30 INDEX FUND                                    Investor Shares         Institutional Shares
-------------------------------------------------------------------------------------------------------------
Shareholder fees (fees paid directly from
     your investment)(1)
Maximum sales charge (load) imposed on                               %                       %
     purchases as a % of offering price
Maximum deferred sales charge (load) as
     a % of [purchase price or sales proceeds]                       %                       %
Redemption fees for shares held less than
     6 months                                                     .50%                    .50%
Exchange fees
Maximum account fee
Annual fund operating expenses
     (expenses that are deducted from Fund assets)
Management fees                                                      %                       %
Distribution and Service (12b-1) fees                                %                       %
Other expenses(2)                                                    %                       %
                                                                  ===                     ===
Total annual Fund
  operating expenses                                                 %                       %
-------------------------------------------------------------------------------------------------------------


(1) Brokers may charge you a separate or additional fee for purchases and sales of shares.

(2) Other expenses are estimated for the Fund's current fiscal year.

EXAMPLE

The following table gives you an idea of how expenses estimated for our new Funds may translate into dollars and helps you to compare the cost of investing in these Funds with those of other funds. Although your actual costs may be higher or lower, the table shows how much you would pay if estimated operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the periods indicated and then sell all of your shares at the end of those periods:

e-harmon INTERNET FUND


                                               1 Year         3 Year
Class A                                           $              $
Class B                                           $              $
Class C                                           $              $

e-harmon NET 30 INDEX FUND

                                               1 Year         3 Year
Investor Shares                                   $              $
Institutional Shares                              $              $

You would pay the following expenses on the same investment if you did not sell your shares:

e-harmon INTERNET FUND


                                               1 Year         3 Year
Class A                                           $              $
Class B                                           $              $
Class C                                           $              $

e-harmon NET 30 INDEX FUND

                                               1 Year         3 Year
Investor Shares                                   $              $
Institutional Shares                              $              $

MANAGEMENT

GENERAL OVERSIGHT
A Board of Trustees that meets regularly to review the Fund's investments, performance, expenses, and other business affairs governs the Funds. The majority of the Board members are independent of e-harmon Capital Management LLC, the Funds' investment adviser.

HOW THE FUNDS ARE MANAGED

Each Fund is managed by e-harmon Capital Management LLC, the Funds' Adviser. The Adviser does not have any prior experience managing a mutual fund. The Adviser makes all decisions regarding the purchase and sale of the Fund's investments and handles its business affairs. The Adviser's business address is 400 Montgomery Street, 3rd Floor, San Francisco, California 94104.

STEVE HARMON AND LISA CAVALLARI MANAGE e-harmon INTERNET FUND, with support from the research group at e-harmon Capital Management LLC. This Fund's annual management fee is ___% of average daily net assets.

As an index fund based on the e-harmon Net30 Index, the e-harmon NET30 INDEX FUND is managed by Steve Harmon and Lisa Cavallari. This Fund's annual management fee is ___% of average daily net assets.

STEVE HARMON CHIEF INVESTMENT OFFICER
Steve Harmon is founder and CEO of e-harmon.com, Inc., which invests in public and private Internet companies. e-harmon.com, Inc. is the parent company of the Adviser. Mr. Harmon has been involved in the Internet investing field since 1994. Mr. Harmon authored "Zero Gravity" (Bloomberg Press, November, 1999), an Internet venture capital book and a guide for entrepreneurs and investors wanting to get inside the how-to of going from garage to the Web.

Before launching his own firm, Mr. Harmon was Vice President of Business Development & Senior Investment Analyst for Internet.com and Mecklermedia from 1996. Mr. Harmon's role at Internet.com and Mecklermedia (Internet.com's former parent company) included responsibility for business and content alliances, strategic acquisitions, new products and revenue streams.

Prior to Internet.com/Mecklermedia, Mr. Harmon was Senior Investment Analyst for Jupiter Communications in 1995-96 where he covered Internet and media industries. In December 1995, he authored "Internet Investment Outlook 1996" which forecast five years of Internet growth in several areas including ecommerce, emusic, broadband cable Internet, content, software, hardware among topics covered.

LISA A. CAVALLARI, PORTFOLIO MANAGER AND SENIOR VICE PRESIDENT
Ms. Cavallari holds a B.A. in Economics from Northwestern University and graduated from the University of Chicago's Graduate School of Business with an MBA in finance and statistics. Ms. Cavallari was previously a Principal at Barclays Global Investors. At BGI she was responsible for the construction and trading of equity and fixed income derivative overlays for institutional clients. She also served as portfolio manager for the retail asset allocation funds that Barclays managed and sub-advised. Prior to BGI, Ms. Cavallari was an analyst in the Russell Index Group at Frank Russell Company where she was the lead for the annual index reconstitution effort.

INVESTMENT POLICIES AND STRATEGIES

In pursuit of its investment objective, each Fund may invest in a variety of securities and use a variety of investment practices. The section below describes some of the types of securities and strategies that the Adviser may use in its day-to-day management of each Fund's assets. As stated below, both Funds will invest primarily in Internet stocks. The Adviser considers an Internet company to be one that receives more than 50% of its revenue from Internet related business activities. These activities include, the research, development, production, sale or distribution of technology and products related to the Internet; and the development, delivery, sale or distribution of services or processes related to the Internet.

e-harmon INTERNET FUND

e-harmon Internet Fund will invest at least 65% of its total assets in the equity securities of companies expected to benefit from the development, advancement, and use of the Internet. This Fund invests primarily in equity securities of Internet companies.

e-harmon Capital Management LLC, the Fund's investment adviser, decides where to invest the Fund's assets based on its research of attractive opportunities in the Internet sector. Some of the key Internet industry segments in which the Fund is likely to invest include:

         - E-COMMERCE - companies directly or indirectly involved in the buying and selling of products and services over the Internet

         - BUSINESS-TO-BUSINESS (B2B) - companies that engage in or enable corporate commercial transactions via the Internet

         - BROADBAND - companies that design and develop products and services that enable highspeed Internet infrastructure

         - ACCESS - Internet service providers (ISPs) and companies that enable access to the Internet

         - SERVICES - firms that provide corporations with professional and information services related to the Internet

         - SOFTWARE - developers of applications that enable a variety of Internet business activities, including, for example, electronic commerce, communications, content provision, and web development

         - HARDWARE - computer, digital and electronic products designed and developed to enable Internet business activities, products, and services

The Fund may invest in Internet companies in industry segments not included in the list above.

Equity securities include common stocks, non-convertible preferred stocks, securities convertible or exchangeable for common stocks or preferred stocks, equity investments in partnerships, joint ventures and other forms of non-corporate investments, American Depository Receipts, American Depository Shares, and warrants and rights exercisable for equity securities.

e-harmon NET30 INDEX FUND

e-harmon Net30 Index Fund will invest at least 80% of total assets in the equity securities that comprise the e-harmon Net30 Index.

e-harmon Net30 Index Fund seeks to match the performance of the e-harmon Net30 Index of

Internet stocks before expenses. e-harmon Net30 Index is an index of the top 30 Internet companies as ranked by total revenues. e-harmon Capital Management believes the use of revenue as the primary measurement criteria results in an index comprised of large Internet companies with promising prospects for future business success.

The e-harmon Net30 Index is calculated as a modified market capitalization weighted index that limits the weighting of any single stock to 10% of the total capitalization of the companies in the index at the time of each quarterly rebalancing. The effect of this weighting restriction is to limit the impact that any single stock might have on the performance of the index.

ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities for which there is no ready market (which inhibits the ability to sell them and obtain their full market value) or which are legally restricted as to their resale by the Fund.

Venture Capital Companies. As part of its investment in illiquid securities, the Funds may invest in equity securities of privately owned companies that plan to conduct an initial public offering, or IPO, within a period of several months to three years from the time the Fund makes its investment. These companies will typically be Internet companies and are referred to as venture capital companies. There will be no public market for the shares of a venture capital company at the time of a Fund's investment, and there can be no assurance that a planned IPO will be completed.

Rule 144A Securities. Each Fund may invest in commercial obligations issued in reliance on the "private placement" exemption from registration under Section 4(2) of the Securities Act. The Funds may also purchase securities that are not registered under the Securities Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act. Rule 144A securities generally must be sold only to other qualified institutional buyers. Commercial obligations sold under Section 4(2) are restricted under Federal securities laws and generally are sold to institutional investors who agree that they are purchasing the obligations for investment and not for public distribution. If a particular investment in commercial obligations or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Adviser will determine the liquidity of such investments pursuant to guidelines established by the Board of Trustees. It is possible that unregistered securities purchased by the Funds in reliance upon Rule 144A could have the effect of increasing the level of the Funds' illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities, including, U.S. Treasury obligations such as Treasury Bills (maturities of one year or less) or Treasury Notes (maturities of less than three years). The market value of U.S. Government securities will fluctuate with changes in interest rate levels. Thus, if interest rates increase from the time the security was purchased, the market value of the security will decrease. Conversely, if interest rates decrease, the market value of the security will increase.

SECURITIES OPTIONS. Each Fund may write (sell) covered call options, including those that trade in the OTC market, to seek to increase its return (through the receipt of premiums) or to seek to provide a partial hedge against declines in the market value of its portfolio securities. The Funds can also engage in such transactions for speculative purposes. Each Fund may write covered call options on securities comprising no more than 25% of the Fund's net assets at the time of any writing. The writing of call options is subject to various risks, including the risk that the Fund will not be able to participate in any appreciation in the value of the underlying securities above the exercise price. Each Fund may also purchase and write (sell) listed call options provided that the value of the call options outstanding at any time will not exceed 5% of the Fund's net assets. Each Fund may buy call and put options on stock indices to seek to hedge against the risk of market or industry-wide stock price fluctuations.

FUTURES CONTRACTS AND RELATED OPTIONS; FOREIGN CURRENCY FORWARD CONTRACTS. Each Fund may enter into financial futures contracts and related options. A financial futures contract is an agreement to buy or sell a set quantity of an underlying financial instruments at a future date or to make or receive a cash payment based on the value of the instrument where it is a securities index. A Fund can speculate in these instruments as long as the margin for futures and premiums doesn't exceed 5% of the liquidation value of the Fund's portfolio. Each Fund also may enter into foreign currency forward contracts to seek to protect the value of its assets against future changes in the level of foreign currency exchange rates. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date at a set price.

FOREIGN INVESTMENTS. Each Fund may invest up to 15% of its total assets in securities of foreign issuers or securities that are principally traded in foreign markets ("foreign securities"). When foreign investments are made, the Adviser will attempt to take advantage of differences between economic trends and the performance of securities markets in various countries to maximize investment performance. In most instances, foreign investments will be made in companies principally based in developed countries. Investments in foreign securities may be made through the purchase of individual securities on recognized exchanges and developed over-the-counter markets. To attempt to reduce exposure to currency fluctuations, each Fund may trade in forward foreign currency exchange contracts (forward contracts), currency futures contracts and options thereon and securities indexed to foreign securities. The Funds may also invest in American Depository Receipts and American Depository Shares that the Funds do not consider to be foreign securities.

TEMPORARY DEFENSIVE INVESTMENTS AND CASH MANAGEMENT. Under normal circumstances each Fund may make investments in corporate debt securities, commercial paper, certificates of deposit, bankers' acceptances and time deposits of U.S. or foreign banks, obligations issued or guaranteed by the U.S. Government and its agencies and foreign governments and their agencies. In response to adverse market, economic or political conditions, the Funds may temporarily invest up to 100% of the Funds' assets in securities denominated in U.S. dollars or U.S. Treasury securities or hold cash. Investing heavily in these securities limits our ability to achieve the Funds' investment objectives, but can help preserve the Funds' assets when the markets are volatile.

BORROWING. Each Fund may borrow up to 33 1/3% of the value of its total assets (calculated when the loan is made) from banks to meet redemption requests, for temporary, extraordinary or emergency purposes or for investment purposes. A Fund may pledge up to 33 1/3% of its assets to secure these borrowings. If a Fund borrows to invest in securities, any investment gains made on the securities in excess of interest paid on the borrowing will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed), the net asset value of the Fund's shares will decrease faster than would otherwise be the case. This speculative factor is known as leverage.

SHORT SALES. Each Fund may make short sales of a security. This means that a Fund may sell a security that it does not own when the Adviser thinks the value of the security will decline. A Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. The Fund also may make short sales "against the box." In a short sale against the box, at the time of the sale, the Fund owns or has the right to acquire the identical security at no additional cost. When selling short against the box, a Fund gives up the opportunity for capital appreciation in the security.

LENDING OF PORTFOLIO SECURITIES. Like other mutual funds, the Funds may lend securities to broker-dealers, other institutions, or other persons to earn additional income. The principal risk is the potential insolvency of the broker-dealer or other borrower. In this event, a Fund could experience delays in recovering its securities and possibly capital losses.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for the Fund and is, in effect, a loan by the Fund.

SPECIAL RISK CONSIDERATIONS

When you own shares of a Fund, you not only have the ability to participate in potential increases in share value, you also bear the risk that the value of the Fund's shares may decline. This section discusses some of the special risks associated with an investment in the Funds.

INTERNET COMPANIES. The Funds will invest primarily in companies engaged in Internet related business activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The Funds may involve significantly greater risks and therefore may experience greater volatility than a mutual fund that does not concentrate its investments in one industry.

SMALL COMPANIES. The Funds may invest in companies with small market capitalizations (i.e., less than $500 million) or companies that have relatively small revenues, limited product lines, and a small share of the market for their products or services (collectively, "small companies"). Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, and they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses, as well as realize substantial growth. Securities of small companies present greater risks than securities of larger, more established companies. Historically, stocks of small companies have been more volatile than stocks of larger companies and are, therefore, more speculative than investments in larger companies. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks increase; or increase in price as large company stocks decline. Therefore, the value of the e-harmon Internet Fund and the e-harmon Net30 Index Fund shares may be more volatile than the shares of a mutual fund that invests primarily in larger company stocks.

TECHNOLOGY AND RESEARCH COMPANIES AND CURRENCY RISK. Consistent with its investment objective, each of the Funds expects to invest a portion of its assets in securities of companies involved in computing technologies, or communication technologies (collectively, "technology sectors"). Typically, these companies' products or services compete on a global, rather than a predominately domestic or regional basis. The technology sectors historically have been volatile and securities of companies in these sectors may be subject to abrupt or erratic price movements. The Adviser will seek to reduce such risks through extensive research and emphasis on more globally competitive companies. In addition, because these companies compete globally, the securities of these companies may be subject to fluctuations in value due to the effect of changes in the relative values of currencies on such companies' businesses. The history of these markets reflects both decreases and increases in worldwide currency valuations, and these may reoccur unpredictably in the future.

CONVERTIBLE SECURITIES. The Adviser believes that convertible securities generally have less potential for gain or loss than common stocks. In general, a convertible security performs more like a stock when the underlying stock's price is high (because it is assumed it will be converted into the stock) and more like a bond when the underlying stock's price is low (because it is assumed that it will mature without being converted). Each convertible security offers a different combination of upside potential and downside risk. Securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. Because convertible securities have both an equity and a fixed-income component, the value of the fund's investments varies in response to many factors. The equity component makes the value of convertible securities subject to the activities of individual companies, and general market and economic conditions. The fixed-income component causes fluctuations based on changes in interest rates and in the credit quality of the issuer. In addition, convertible securities are often lower-quality securities.

DERIVATIVES. A Fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. Each Fund is authorized to use options, futures and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) inability to close out certain hedged positions to avoid adverse tax consequences; (5) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (6) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (7) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

ILLIQUID SECURITIES. To the extent that a Fund invests in illiquid securities, the Fund risks not being able to sell securities at the time and the price that it would like. The Fund may therefore have to lower the price, sell substitute securities or forego an investment opportunity, each of which might adversely affect the Fund.

BORROWING AND SHORT SALES. Leverage borrowing for investment may magnify losses. Interest costs and borrowing fees may exceed potential investment gains.

FOREIGN INVESTMENTS. There are certain risks and costs involved in investing in securities of companies and governments of foreign nations. These risks may involve more risk than investing in U.S. securities for the following reasons:
(1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign markets have less volume than U.S. markets, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies; (4) there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the United States; (5) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (6) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments;
(7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and loses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (8) possible imposition of dividend or interest withholding by a foreign country.

DIVERSIFICATION. The Funds are non-diversified under the 1940 Act, which means that there is no restriction under the 1940 Act on how much these Funds may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the

Internal Revenue Code ("Code"), the Funds intend to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, each of these Funds will, among other things, limit its investments in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) to no more than 25% of the value of the Fund's total assets. In addition, the Funds, with respect to 50% of their total assets, will limit their investments in the securities of any issuer to 5% of the Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. Nevertheless, as a general matter, the Funds may be more susceptible than a diversified mutual fund to the effects of adverse economic, political or regulatory developments affecting a single issuer or industry sector in which these Funds may maintain investments.

SHARE CLASS DESCRIPTION

You can choose from different classes for each Fund. The different classes represent investments in the same portfolio of securities, but each has a different combination of sales charges, fees, eligibility requirements and other features.

INTERNET FUND

This Fund offers three different classes of shares - Class A, Class B and Class
C. In deciding whether to purchase Class A, Class B or Class C shares, you should consider:

-   the amount of your purchase
-   how long you expect to hold the shares
-   the amount of any up-front sales charge
- whether a contingent deferred sales charge (CDSC) would apply upon redemption
- the amount of any distribution or service fees that you may incur while you own the shares
-   whether you qualify for a sales charge waiver or reduction
-   whether you meet the eligibility criteria for the class

For a summary of the charges and expenses for each class, please see "Fees and Expenses."

CLASS A SHARES

You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described below. The up-front Class A sales charge is as follows:


                                                                                  Authorized Dealer
                           Sales Charge as % of      Sales Charge as % of         Commission as % of
Amount of Purchase         Public Offering Price     Net Amount Invested          Public Offering Price
------------------         ---------------------     -------------------          ---------------------




A number of ways are offered to reduce or eliminate the up-front sales charge on Class A Shares.

                  Class A Sales Charge              Class A Sales Charge
                        Reduction                         Waivers
                  -------------------               --------------------




CLASS B SHARES

You can buy Class B shares at their net asset value without any up-front charge so that the full amount of your purchase is invested in the Fund. However, you will pay annual distribution and service fees of ___%. If you sell your shares within [___] years of purchase, you will be charged a [____% CDSC or a declining CDSC of __% to __% based on your [purchase price or the sales proceeds.]

When you redeem Class B shares that are subject to a CDSC, the Fund will first redeem any shares that are not subject to a CDSC or that represent an increase in the value of your Fund account due to capital appreciation, and then redeem the shares you have owned for the longest period of time. No CDSC sales charge is imposed on shares you buy through the reinvestment of dividends and capital gains.

CLASS C SHARES

Class C shares are offered at net asset value without any up-front sales charge or CDSC to certain institutional investors. [Class C shares have lower ongoing expenses than other classes.]


NET30 INDEX FUND

The Fund offers two different classes of shares based on investment minimums - Investor Shares and Institutional Shares.

-        Investor Shares have an investment minimum of $________
-        Institutional Shares have an investment minimum of $_______

DISTRIBUTION AND SERVICE PLAN

The Funds have a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds can pay for the sale and distribution of their shares at an annual rate of up to ____% of each Fund's average daily net assets. These distribution fees are paid from each Fund's assets on a continuous basis. Over time, the fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BUYING AND SELLING SHARES

Here is what you need to know about buying and selling shares of e-harmon Internet Fund and e-harmon Net30 Index Fund.

INVESTMENT MINIMUMS


                       e-harmon INTERNET FUND
                       Initial Minimum Purchase             Additional Minimum Purchase
                   Class A     Class B     Class C      Class A      Class B       Class C


Regular accounts
Automatic Investment Plan
IRAs
Gift to Minors



                       e-harmon NET30 INDEX FUND
                       Initial Minimum Purchase                       Additional Minimum Purchase
                   Investor Shares    Institutional Shares      Investor Shares       Institutional Shares

Regular accounts
Automatic
   Investment Plan
IRAs
Gift to Minors

The Funds may waive minimums for qualified retirement plans. Investors must make purchases in U.S. dollars, by checks drawn on U.S. banks. The Funds do not accept cash, credit cards or third party checks.

SHAREHOLDER ACTIVITIES

e-harmon Funds not only invest in Internet companies, but also believes in the Internet as a way to benefit the e-harmon Funds and their shareholders. e-harmon Funds encourage you to:

         -    establish an account online by visiting e-harmon.com

         -    receive all shareholder documentation via electronic means

         -    buy, sell and exchange shares online

         - view account information, such as balances, positions, and transaction history online

         - handle simple customer service issues and questions about the Funds' online

Details on how to open an account and enjoy all the online services of e-harmon Funds are described below.

OPENING AN ACCOUNT

If you prefer to receive all shareholder documentation via electronic memo, please answer affirmatively the questions related to electronic account delivery in the New Account Application.

VIA INTERNET
You can open an account in the e-harmon Net30 Index Fund via the Internet. Visit www.e-harmon.com, proceed to the New Investors section, and complete the online application. To open your account, you will need to [transfer] money from your bank account. Please have your bank account number and bank ABA number handy before starting the application process. You may not open an account in the e-harmon Internet Fund via the Internet. You may complete an application on the Internet, but you must print and mail the application to the Funds to open an account in the e-harmon Internet Fund.

VIA MAIL

- Complete a New Account Application (available on line at www.e-harmon.com or by calling 1-8XX-XXX-XXXX)

- Mail the completed application with a check payable to __________________ Fund to:
e-harmon Funds
P.O. Box XXXX
Milwaukee, WI 53201-XXXX

- For overnight or express mail, use this address:
e-harmon Funds
207 E. Buffalo St., Suite 315
Milwaukee, WI  53202-5712

VIA TELEPHONE
- Call 1-8XX-XXX-XXXX to arrange for an investor account number. You must also complete and submit a New Account Application to arrange for

WIRING INSTRUCTIONS

A.B.A. #
For credit to __________________ Fund
Account #
For further credit to:
(investor account number)
(name or account registration)
(Social Security or Taxpayer Identification Number)

- As soon as possible after wiring money, send us your original New Account Application. The Funds must receive a properly completed and executed application to establish telephone and exchange privileges. If the Funds do not receive your original application, it can delay payment of redemption proceeds and require us to withhold taxes on any redemption or other distribution.

- Wired funds are considered received in good order on the day they reach the Fund's bank account by the Fund's purchase cut-off time (3:00 p.m. Central time) and all required information is provided in the wire instructions. The wire instructions will determine the terms of the purchase transaction.

BUYING MORE SHARES

VIA INTERNET
- You may add to an existing account in the e-harmon Net30 Index Fund via the Internet. You may purchase shares in an existing account at www.e-harmon.com. To establish online transaction privileges, you must enroll through the website. For important information on this feature, see "Important Information About Online Transactions" on page __ of this Prospectus. You may not add to an existing account in the e-harmon Internet fund via the Internet.

VIA MAIL
- Send your check, plus an investment slip from a recent statement or a signed note with the account's full name and number.

- Use the addresses on the back cover/last page of this Prospectus.

VIA TELEPHONE

- To buy more share by telephone and sending a wire, follow the instructions under "Wiring Instructions" above.

- During shifts in the market or economy, it may be difficult to buy shares by telephone (or wire). You then can mail your purchase order as described above.

- Wired funds are considered received in good order on the day they reach the Fund's bank account by the Fund's purchase cut-off time (3:00 p.m. Central time) and all required information is provided in the wire instructions. The wire instructions will determine the terms of the purchase transaction.

VIA ELECTRONIC FUNDS TRANSFER
- The Fund requires ten business days to verify your bank information before initiating this privilege. If your account is already open and you would like to establish electronic funds transfer privileges, call 1-8XX-XXX-XXXX.

- Request the electronic transfer by phone, Internet or in writing, in amounts from $XX to $XX,XXX.

AUTOMATIC INVESTMENT PLAN (AIP)
- Complete the Automatic Investment Plan section on your New Account Application, and open your account with at least $XXX.

- Each month, quarter or year, the amount you specify ($XX or more) is automatically withdrawn from your bank account to buy shares. You can choose to make investments on the 5th, 10th, 15th, 20th, 25th, or end of each month. You will receive QUARTERLY statements showing these purchases.

- The Funds do not charge a service fee for AIP, but if there is not enough money in your bank account to cover the withdrawal, you will be charged $20, your purchase will be cancelled, and you will be responsible for any resulting loss to the Funds.

- If your account is already open and you would like to add the Automatic Investment Plan feature, call 1-8XX-XXX-XXXX for an application. Plan investment minimums apply. Adding bank information to your account requires a signature guarantee, described on page __.

- The Funds require ten business days to verify your bank information before initiating the plan.

- A sale of all shares from your account will not automatically discontinue the plan. To terminate your Automatic Investment Plan, send the Fund a written request at least five days before your next plan investment date or call our Shareholder Services department.

MORE YOU SHOULD KNOW ABOUT BUYING SHARES

Accepting orders. The Fund must receive a properly completed online or paper New Account Application before an initial investment can be completed. In the application you authorize certain shareholder services such as telephone and exchange privileges. The Funds may return incomplete applications or checks.

The Funds may reject any purchase order (paper, online, or otherwise), or refuse a telephone transaction if the Funds believe it is advisable to do so. The Funds will not accept an account if you are investing for another person as attorney-in-fact, or an account with "Power of Attorney" or "POA" in the New Account Application's registration section.

Certificates. The Funds do not issue stock certificates. You will receive a statement confirming your purchase.

Purchases through third parties. If you buy shares through a broker-dealer, financial institution, or other provider, their policies and fees may differ from those described here.

The Funds may accept requests to buy additional shares into a broker-dealer street name account only from the broker-dealer.

The Funds may authorize service providers and their designees to accept purchase orders on the Funds' behalf. The Funds consider such orders received when the service provider accepts them, and prices them at the next net asset value calculated after receipt by the service provider.

The Funds have agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. The Funds price these telephone orders at the next net asset value calculated after the service provider receives them. The service provider is responsible for placing the orders promptly and for ensuring the Funds receive payment within the agreed-upon period. Otherwise, the provider could be liable for resulting fees or losses.

Returned checks/insufficient funds. You will be charged a $20 service fee against your account for any check or electronic transfer returned unpaid. YOUR PURCHASE WILL BE CANCELLED, AND YOU WILL BE RESPONSIBLE FOR ANY RESULTING LOSS TO THE FUNDS.

EXCHANGING SHARES

If you are opening a new account with an exchange, the transaction must meet account minimums. If you are adding to an account, the exchange must be $XXX or more. New accounts will have the same registration and privileges as your existing account unless you specify otherwise.

VIA TELEPHONE
Follow the instructions under "Selling Shares - Via Telephone."

VIA MAIL
Send us your request at the address on the back cover/last page of this Prospectus with your name, account number and the dollar amount or number of shares of the fund you want to exchange out of and information.

[Insert language regarding exchange between load and no-load funds, i.e. tracking of loads, etc.]

EXCHANGE RESTRICTIONS
The e-harmon Funds are for long-term investing, not short-term market speculation. Active trading can hurt the Funds' performance. So:

         - The Funds may restrict the number of exchanges you can make.

         - The Funds may suspend or terminate, without further notice, the exchange privilege of any investor who uses it [excessively].

         - The Funds may restrict or refuse exchanges if they receive or anticipate simultaneous orders affecting significant portions of the Funds' assets.

Note that when you exchange shares, you may realize a capital gain or loss for federal tax purposes. Loads and redemption fees do apply to exchanged charges because an exchange involves a sale of shares of one Fund and the purchase of shares of another. See "Taxes and Distributions."

SELLING SHARES

You may sell or redeem your shares anytime. The price you receive will be the next net asset value calculated after the Funds receive your request in good order. See "Other Purchase, Selling and Exchange Policies" on page __ for a definition of "good order." Note that when you sell shares, you may realize a capital gain or loss for federal tax purposes.

REDEMPTION FEES
There are transaction charges to sell shares if you redeem by wire ($10) or you redeem from an IRA account ($12.50) (detailed in your IRA Disclosure Statement & Custodial Agreement) to cover tax reporting. Transactions handled through broker-dealers may be subject to additional transaction fees. Please consult your broker-dealer before executing an order.

In order to protect long-term investors in the Funds from portfolio trading costs related to active trading of Fund shares, the Funds will collect redemption fees as follows:

- e-harmon Net30 Index Fund
         .50% for shares redeemed within 6 months of purchase.
- e-harmon Internet Fund
         1.00% for shares redeemed within 6 months of purchase.

Class B shares are subject to a CDSC as described under "Choosing a Share
Class."

VIA INTERNET
- You may redeem shares in the e-harmon Net30 Index Fund via the Internet at e-harmon.com. To establish online transaction privileges, you must enroll through the website. For important information on this feature, see "Important Information About Online Transactions" on page __ of this Prospectus. You may not redeem shares in the e-harmon Internet Fund via the Internet.

VIA TELEPHONE
- If you did not waive this privilege on your New Account Application, you may call the Funds at 1-8XX-XXX-XXXX to redeem share amounts of $XXX to $XX,XXX. You must request redemptions over $XX,XXX in writing with signatures guaranteed.

- The Funds will mail proceeds to your address of record, or send by wire or electronic funds transfer to the bank account listed in your account records. The Fund will deduct a $10 wire redemption fee from your proceeds. There is also a $12.50 fee for redemptions from IRAs.

- The Funds reserve the right to refuse a any (telephone, writing or Internet) redemption request and do not accept redemption requests via fax.

- During shifts in the market or economy, it may be difficult to sell shares by telephone or wire. You then can deliver or mail your redemption requests as described above.

The Funds will not accept telephone redemption requests for payment by check for XX days following an address change. You must make the request in writing, with all signatures guaranteed.

VIA MAIL
- Send the Fund your unconditional written request with:

              -    the number of shares or the dollar amount to be redeemed,

              -    the name(s) on the account registration, and

              -    the account number

to the address on the back cover/last page of this Prospectus.

- If you are redeeming from an IRA, please tell us the proper tax withholding on your redemption request. If you do not, The Funds will automatically withhold 10% of your redemption proceeds.

- Sign the request exactly as the account is registered. YOU WILL NEED A SIGNATURE GUARANTEE IF:

              -    the amount to be redeemed is more than $XX,XXX,

              - the proceeds are to be sent to someone other than the shareholders of record or to somewhere other than the address of record, or

              -    the request is made within XX days of an address change.

See "Signature guarantees" below for more information.

- Include any documentation required for corporate, partnership or fiduciary accounts. Call 1-8XX-XXX-XXXX for details.

SYSTEMATIC WITHDRAWAL PLAN. If your account balance is $10,000 or more, you can request regular distributions of at least $XX. Note that withdrawals may result in a gain or loss for federal income tax purposes.

Call 1-8XX-XXX-XXXX for a Systematic Withdrawal Plan application. To change the bank information, send a request in writing, with a signature guarantee for each registered holder of the account. You can stop your plan anytime without charge or penalty. The Funds may change or eliminate the plan anytime with 60 days' notice. You may terminate the plan at any time in writing or by telephone.

OTHER REDEMPTION POLICIES

The Funds will not accept any (telephone, writing or Internet) redemption requests for payment by check for XX days following an address change. You must make the request in writing, with all signatures guaranteed.

Payment. When you redeem shares, you will receive payment as follows:

- Mailed payments will be sent within 7 days of receiving redemption instructions in good order.
- Wire payments for redemptions requested by phone will usually be made on the next business day.

- Electronic funds transfers will ordinarily arrive at your bank 2 to 3 banking days after transmission.

The Fund may delay payment for up to 7 business days after receiving a redemption request, to allow checks used to purchase Fund shares to clear. The Fund may also suspend redemptions if the New York Stock Exchange closes or for other emergencies.

If the dollar amount you request to be redeemed is greater than the current account value (as determined by the NAV on the redemption date), the Funds will redeem your entire account balance.

Redeeming shares through third parties. A broker-dealer, financial institution or other service provider may charge a fee to redeem your Fund shares. If that service provider is the shareholder of record, the Funds may accept redemption requests only from that provider.

The Funds may authorize service providers and their designees to accept redemption requests on the Funds' behalf. The Funds consider these requests received when the provider accepts them, and price them at the next net asset value calculated.

Small accounts. If a redemption [or exchange] leaves your account below the $X,XXX minimum, or you discontinue the Automatic Investment Plan before you reach the minimum, The Funds may provide you a 60-day notice to add to your balance or renew your Automatic Investment Plan. Otherwise, the Funds may close your account and send you the proceeds.

Redemption in Kind. If you sell shares during any 90-day period that reach the lesser of $250,000 or 1% of the value of the Fund's net assets, the Funds can give you securities from the Fund's portfolio instead of cash. If you wanted to sell the securities for cash, you would have to pay the costs charged by a broker.

OTHER BUYING, SELLING AND EXCHANGING POLICIES

GOOD ORDER

The Funds must receive your request to buy, sell or exchange shares in good order. The request must include:

         -    your account number

         - the number or dollar amount of shares you want to buy, sell or exchange

         -    signatures of all owners, exactly as registered on the account

         -    signature guarantees for redemption requests over $XX,XXX

         - any documentation required for redemptions by corporations, partnerships, fiduciaries, estates, trusts, and other organizations

TELEPHONE TRANSACTIONS
Unless you waive telephone privileges on your New Account Application, you automatically have the privilege to make telephone inquiries, purchases, exchanges and redemptions. Once your account is established, you must make requests to change these privileges in writing, signed by each registered holder of the account, with all signatures guaranteed. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR.

The Fund will take reasonable measures to prevent unauthorized telephone transactions and will not be liable for such transactions if it follows such measures. THE FUND RESERVES THE RIGHT TO REFUSE A TELEPHONE TRANSACTION.

SIGNATURE GUARANTEE
Generally, whenever you change your account privileges, your bank information, or your registration information, you need signature guarantees for each registered account owner. You also sometimes need a signature guarantee when you sell shares. See "Selling Shares." These guarantee requirements help protect you from fraud. You can have signatures guaranteed by a U.S. commercial bank or trust company, a member of the National Association of Securities Dealers, Inc. or other eligible institutions. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR.

IMPORTANT INFORMATION ABOUT ONLINE TRANSACTIONS

In addition to checking your account balances and historical transactions, you may purchase, sell or exchange shares of the e-harmon Net30 Index Fund through the e-harmon.com website. You may establish online transaction privileges by enrolling on the website. You will be required to enter into a user's agreement through the website in order to enroll for these privileges.

Payment for purchases of shares through the website may be made only through an ACH debit of your bank account. Redemptions will be paid by check, wire or ACH transfer only to the address or bank account in our records. Redemptions from accounts established through the website will be paid only to the bank account in our records. Only bank accounts at U.S. financial institutions that are Automated Clearing House members can be used for transactions through the website.

The Funds limit purchase and redemption transactions through the website to $XX,XXX. Transactions through the website are subject to the same minimum purchases as other transaction methods.

You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the website for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Funds and their service providers have established certain security procedures, the Funds, their adviser, their distributor and their transfer agent cannot assure you that inquiries or trading activity will be completely secure. There also may be delays, malfunctions or other inconveniences generally associated with this medium. There also may be times when the website is unavailable for Fund transactions. Should this happen, you should consider purchasing, redeeming or exchanging shares by another method. Neither the Funds, nor their adviser, transfer agent or distributor will be liable for any such delays or malfunctions or unauthorized interception or access to communications.

Neither the Funds, nor their adviser, transfer agent or distributor will be liable for any loss, liability, cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized instructions.

TAX IDENTIFICATION NUMBER

The Funds must have your correct Social Security or corporate tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires us to withhold a percentage (currently 31%) of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed and priced at the NAV on the date of redemption.

HOW SHARES ARE PRICED

When you buy or sell (redeem) shares, the Funds price your transaction at the next net asset value determined after the Funds receive your request in good order. See "Other Purchase, Selling and Exchange Policies" on page __ for a definition of "good order".

NAV is calculated at the close of regular trading (generally 3:00 p.m. Central time) each day the New York Stock Exchange is open. The Exchange is closed on weekends and most national holidays. Because the Funds can invest in foreign securities, the NAV can change on days when you cannot buy or sell shares.

If the transfer agent receives your buy or sell request in good order before the close of regular trading on the Exchange, you will pay or receive that day's NAV. If the transfer agent receives your buy or sell request in good order after the close of regular trading on the NYSE, you will pay or receive the next determined NAV.

The Fund values securities other than debt instruments maturing within 60 days at market prices. The Fund values debt securities maturing within 60 days at amortized cost. If market prices are not readily available for particular securities, the Fund prices these securities at their fair value as determined by the Adviser under procedures approved by the Board of Trustees.

DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

All net investment income and realized capital gains are distributed to shareholders.

- Dividend and capital gain distributions are reinvested in additional Fund shares in your account unless you select another option on your New Account Form.

- Distributions that are not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the Funds reserve the right to reinvest your distribution check in your account at the NAV on the business day of the reinvestment and to reinvest all subsequent distributions in shares of the Fund. No interest accrues on amounts represented by uncashed distribution or redemption checks.

- The Funds declare and pay income dividends (if any) and capital gains distributions (if any) annually. Both are usually declared and paid in December to shareholders of record on a specified date that month.

TAX INFORMATION

The following discussion is intended to summarize certain federal income tax considerations applicable to an investment in the Funds. It does not address state, local, or foreign income or other taxes, and is not meant to be tax advice. For tax advice, please consult with your tax adviser.

TAXES WHEN YOU SELL SHARES

When you sell shares in a Fund, you may realize a capital gain or loss. An exchange of shares of one Fund for shares of the other Fund is generally considered a sale for tax purposes.

In January of each year, you will be sent Form 1099-B indicating the date and amount of each sale of Fund shares you made during the prior year. This information will also be reported to the Internal Revenue Service (the "IRS"). The Funds will report to you the gain or loss on the shares you sold during the prior year, based on the "average cost," single category method. This calculation of gain or loss will not be reported to the IRS, and you do not have to use it in determining your gain or loss. You may calculate your cost basis in the shares sold using other methods acceptable to the IRS, such as "specific identification."

The Funds will send you a confirmation immediately following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each Fund account during the year.

TAXES ON FUND DISTRIBUTIONS

The following does not apply to qualified retirement accounts, such as IRAs, which are not subject to current tax.

In January of each year, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you in the year in which they were paid. Distributions are taxable whether reinvested in additional shares or received in cash. You will be sent any additional information you need to determine your taxes on Fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes.

The tax treatment of a capital gain distribution is determined by how long the Fund held the portfolio securities generating the capital gains, not how long you held shares in the Fund. Distributions of short-term capital gains, which arise from the sale of securities held by a Fund for one year or less, are taxable at ordinary income rates of up to 39.6% for individuals. Distributions of long-term capital gains, which arise from the sale of securities held by a Fund for more than one year, are generally taxed at a rate of 20% for individuals. Different rates apply to corporations.

If you realized a loss on the sale or exchange of Fund shares that you held six months or less, your short-term loss will be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares.

TAX EFFECT OF BUYING SHARES BEFORE A CAPITAL GAIN OR DIVIDEND DISTRIBUTION

If you buy shares shortly before or on the "record date" - the date that establishes you as the person to receive the upcoming distribution - you will receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a Fund's record date before investing. Of course, a Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions.

Potential shareholders are urged to consult their tax adviser to discuss the potential tax implications of an investment in the Funds.

                                  [Back Cover]

Please read this prospectus before you invest in the Funds and keep it for future reference. For information or shareholder questions contact.

         Mailing address:
         e-harmon Funds
         P.O. Box XXXX
         Milwaukee, WI  53201-XXXX

         Overnight Delivery Address:
         e-harmon Funds
         207 E. Buffalo St., Suite 315
         Milwaukee, WI  53202-5712

         Wiring Information:

                  Call 1-800-XXX-XXXX for Investor Account Number
                  Wiring Instruction ...

         New Account Application:

                  Visit e-harmon.com
                  Call 1-800-XXX-XXXX

         Investor Services:

                  e-mail eharmonfunds@sunstone.com
                  Call 1-800-XXX-XXXX

         Telephone Transactions:

                  If you have previously authorized the telephone privilege, you can call 1-800-XXX-XXXX to make share transactions.

Visit e-harmon.com, Inc.'s website at:

         http://www.e-harmon.com

You may elect to receive statements, confirmations and/or regulatory mailings electronically in lieu of paper copies by electing this feature on your account application or on the website.

Additional information about the Funds can be found in the following documents, available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
     (incorporated by reference into this prospectus)

ANNUAL REPORT
     (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal)

SEMI-ANNUAL REPORT

You can also obtain copies of the Funds' documents from the Securities and Exchange Commission as follows:

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, DC  20549-0102
     (The SEC charges a fee to copy documents)

By Electronic Request:
publicinfo@sec.gov

In Person:
Public Reference room in Washington, DC
     (For hours of operation, call 1(202) 942-8090)

Via the Internet:
http://www.sec.gov.

CUSIP Numbers:

e-harmon Net30 Index Fund
     Class A
     Class B
     Class C
e-harmon Internet Fund
     Investor Shares
     Institutional Shares


                                            Investment Company Act File No: 811-

                       STATEMENT OF ADDITIONAL INFORMATION

                              ______________, 2000

e-harmon Funds (the "Trust") is an open-end management investment company currently comprised of two portfolios (the "Funds"):

-        e-harmon Internet Fund
-        e-harmon Net 30 Index Fund

The Funds are professionally managed by e-harmon Capital Management LLC (the "Adviser").

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus dated _________, 2000, which may be obtained from the Funds upon request. The Funds' address is 400 Montgomery Street, 3rd floor, San Francisco, California 94104, and the telephone number is (415) 391-5335.

                                TABLE OF CONTENTS


                                                                                                       PAGE
                                                                                                       ----
HISTORY OF THE TRUST....................................................................................2

INVESTMENT POLICIES.....................................................................................2

INVESTMENT RESTRICTIONS.................................................................................7

MANAGEMENT OF THE FUNDS.................................................................................8

PRINCIPAL HOLDERS OF SECURITIES.........................................................................9

INVESTMENT MANAGEMENT SERVICES.........................................................................10

PORTFOLIO TRANSACTIONS.................................................................................13

PRICING OF SECURITIES..................................................................................17

NET ASSET VALUE PER SHARE..............................................................................18

TAX STATUS.............................................................................................18

INVESTMENT PERFORMANCE.................................................................................22

SHARES.................................................................................................22

LEGAL COUNSEL..........................................................................................24

INDEPENDENT ACCOUNTANTS................................................................................24

FINANCIAL STATEMENTS...................................................................................25

HISTORY OF THE TRUST

The Trust was organized as an unincorporated business trust in December 1999 under the laws of the State of Delaware.

CLASSIFICATION.  The Trust is an open-end management investment company.

INVESTMENT POLICIES

The Prospectus describes the fundamental investment objectives and certain investment policies and restrictions applicable to each Fund. The following is additional information for your consideration.

ILLIQUID AND RESTRICTED SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

Restricted/Rule 144A Securities. Subject to this limitation, the Board of Trustees has authorized each Fund to invest in restricted securities where such investment is consistent with that Fund's investment objective, and has authorized such securities to be considered liquid to the extent e-harmon Capital Management LLC (the "Adviser") determines that there is a liquid institutional or other market for such securities -- for example, restricted securities that may be freely transferred among qualified institutional buyers under Rule 144A of the Securities Act of 1933 ("1933 Act"), and for which a liquid institutional market has developed. The Board of Trustees will review any determination by the Adviser to treat a restricted security as a liquid security on an ongoing basis, including the Adviser's assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, the Adviser and the Board of Trustees will take into account the following factors:
(a) the frequency of trades and quotes for the security; (b) the number of dealers willing to buy or sell the security and the number of other potential buyers; (c) dealer undertakings to make a market in the security; (d) the nature of the security and marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (e) such other factors as the Adviser may determine to be relevant to such determination.

Venture Capital Companies. The Fund expects to invest in venture capital companies that it determines to be in the "late-stage" or "pre-IPO" stage of development. The Adviser considers a company to be in the late stage if it has a developed infrastructure and has commenced earning revenues. The Fund expects that late-stage companies will undertake an initial public offering within a period of one to three years. A pre-IPO company is somewhat more developed than a late-stage company. The Adviser expects to be able to acquire equity securities for the Funds of pre-IPO companies in private placements within a year prior to their planned initial public offerings. Late-stage and pre-IPO companies will typically have small market capitalizations and limited or no liquidity; even after an initial public offering, liquidity may be limited and a Fund may be subject to contractual limitations on its ability to sell shares. Of the Fund's venture capital investments, up to 5% of the Fund's total assets may be invested in securities of investment funds that invest primarily in venture capital companies.

WRITING CALL OPTIONS. Each Fund may write (sell) covered call options. Covered call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price. A call option written by a Fund is "covered" if the Fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and high grade debt securities in a segregated account with its custodian bank. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction," by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.

There is no guarantee that a Fund will be able to effect a closing purchase transaction for the options it has written. Effecting a closing purchase transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing purchase transaction will permit the Fund to use cash or proceeds from the concurrent sale of any securities subject to the option to make other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security. A Fund will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option. A Fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

WRITING COVERED OVER-THE-COUNTER ("OTC") OPTIONS. A Fund may write (sell) covered call options that trade in the OTC market in the same manner that it will engage in exchange traded options. Just as with exchange traded options, OTC call options give the holder the right to buy an underlying security from an option writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects. OTC options are arranged directly with dealers and not, as is the case with exchange traded options, with a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information from market makers. However, OTC options are available for a greater variety of securities, and in a wider range of expiration dates and exercise prices, than exchange traded options, and the writer of an OTC option is paid the premium in advance by the dealer. There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option.

FUTURES CONTRACTS. Each Fund may buy and sell futures contracts traded on domestic futures exchanges to hedge the value of its portfolio against changes in market conditions. Although futures contracts call for the actual taking or delivery of cash, in most cases, each Fund expects to liquidate its futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required. A Fund will incur brokerage fees when it purchases and sells a futures contract, and, at the time a Fund purchases or sells a futures contract, it must make a good faith deposit known as the "initial margin." Thereafter, a Fund may need to make subsequent deposits, known as "variation margin." A Fund may buy or sell a futures contract so long as the sum of the amount of margin deposits on open positions with respect to all futures contracts does not exceed 5% of the Fund's net assets. To the extent a Fund enters into a futures contract, it will maintain with its custodian bank, to the extent required by the rules of the Securities and Exchange Commission (the "SEC"), assets in a segregated account to cover its obligations with respect to such contract, which will consist of cash, cash equivalents or liquid high quality securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

BORROWING. Each Fund may borrow up to 33 1/3% of the value of its total assets

(calculated when the loan is made) from banks to meet redemption requests, for temporary, extraordinary or emergency purposes or for investment purposes. A Fund may pledge up to 33 1/3% of its total assets to secure these borrowings. If a fund borrows to invest in securities, any investment gains made on the securities in excess of interest paid on the borrowing will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. This is the speculative factor known as "leverage." If the Fund's asset coverage of borrowings falls below 300%, the Fund will take prompt action (within 3 days) to reduce its borrowings. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

SHORT SALES. A Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will segregate with its Custodian cash or other liquid assets sat such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. No more than 25% of the Fund's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the Fund acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. Although each Fund will enter into repurchase agreements only with institutions that the Adviser believes present minimal credit risk, it is conceivable that a repurchase agreement issuer could seek relief under bankruptcy laws or otherwise default on its obligations under its repurchase agreement. In that event, a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; (c) a possible loss on the sale of the underlying collateral; and (d) expenses of enforcing its rights.

WARRANTS. Each Fund may invest in warrants. A warrant is a security that gives the holder the right, but not the obligation, to purchase a given number of shares of a particular company at a fixed price within a certain period of time. Warrants generally trade in the open market and may be sold rather than exercised. The purchaser of a warrant expects the market price of the security underlying the warrant to exceed the purchase price of the warrant plus the exercise price of the warrant, thus yielding a profit. Of course, it is possible that the market price of the security underlying a warrant won't exceed the exercise price of the warrant before the expiration date of the warrant. Consequently, the purchaser of a warrant risks the loss of the entire purchase price of the warrant. Additionally, price movements in the security underlying a warrant are generally magnified in the price movements of the warrant. Therefore, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of its underlying security.

Lending of Portfolio Securities. Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under its investment program. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities, within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The Fund will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Portfolio Turnover. A Fund may sell a portfolio security, and will reinvest the proceeds, whenever the Adviser deems such action prudent. A Fund's annual portfolio turnover rate may vary significantly from year to year. A higher rate of portfolio turnover may result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to a Fund, the portion of a Fund's distributions constituting taxable capital gains may increase. The Adviser does not expect the annual portfolio turnover rates for either Fund to exceed 100%.

RISK CONSIDERATIONS REGARDING OPTIONS AND FUTURES. Although each Fund may write covered call options and purchase and sell futures contracts to hedge against declines and for other purposes in market value of its portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, a Fund receives a premium, but loses any opportunity to profit from an increase in the market price of the underlying securities above the exercise price during the option period. A Fund also retains the risk of loss if the price of the security declines, though the premium received may partially offset such loss. To the extent that the Funds use futures for hedging against adverse changes in the value of a Fund's portfolio securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of futures contracts may not completely offset a decline or rise in the value of a Fund's portfolio. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of a Fund's portfolio may differ substantially from the changes anticipated by the Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than a Fund's initial investment in such contract. Successful use of futures contracts depends upon the Adviser's ability to predict correctly movements in the direction of the securities markets generally or of a particular segment of a securities market. No assurance can be given that Adviser's judgment in this respect will be correct. In addition, to the extent that the Funds speculate in futures contracts and related options, the Funds could lose money as with other investments.

The CFTC and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. Each Fund does not believe that these trading and positions limits will have an adverse impact on its strategies for hedging its securities.

INVESTMENT RESTRICTIONS

The Trust has adopted the following restrictions as fundamental policies for each Fund as stated. These restrictions are fundamental policies of the Fund and may not be changed for any given Fund without the approval of the lesser of (i) more than 50% of the outstanding voting securities of the Fund or (ii) 67% or more of the voting securities present at a shareholder meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are represented at the meeting in person or by proxy. The investment restrictions of one Fund thus may be changed without affecting those of the other Fund. Under the restrictions, each Fund MAY NOT:

1. Issue senior securities, except to the extent permitted by the 1940 Act, including permitted borrowings.

2. Make loans, except for collateralized loans of portfolio securities in an amount not exceeding 33 1/3% of the Fund's total assets (at the time of the most recent loan). This limitation does not apply to purchases of debt securities or to repurchase agreements.

3. Borrow money, except for temporary, extraordinary or emergency purposes or for investment purposes in an amount not exceeding 33 1/3% of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

4. Invest more than 25% of the Fund's total assets (at the time of the most recent investment) in any single industry. The Internet is not considered an industry for purposes of this limitation. This limitation does not apply to investments in obligations of the US. Government or any of its agencies or instrumentalities.

5. Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the 1933 Act.

6. Invest in securities for the purpose of exercising management or control of the issuer, except that each Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act, regulations thereunder, or exemptions therefrom.

7. Purchase or sell commodity contracts, except that each Fund may, as appropriate and consistent with its investment objectives and policies, enter into financial futures contracts, options on such futures contracts, foreign currency forward contracts, forward commitments, and repurchase agreements.

8. Make short sales of securities or maintain a short position if, when added together, more than 25% of the value of the Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the-box" are not subject to this limitation.

9. Purchase or sell real estate or any interest therein, except that each Fund may, as appropriate and consistent with its investment objectives and policies, invest in securities of corporate and governmental entities secured by real estate or marketable interests therein, or securities of issuers that engage in real estate operations or interests therein, and may hold and sell real estate acquired as a result of ownership of such securities.


MANAGEMENT OF THE FUNDS

The officers and Trustees of the Fund are listed below. Unless otherwise noted, the address of each is 400 Montgomery Street, 3rd Floor, San Francisco, California 94104. In the list below, the Funds' Trustees who are considered "interested persons" of e-harmon Capital Management LLC, as defined under
Section 2(a)(19) of the 1940 Act are noted with an asterisk (*).


        NAME AND AGE         POSITION WITH            PRINCIPAL OCCUPATIONS
        ------------            THE TRUST             DURING PAST FIVE YEARS
                              -------------           ----------------------
Joseph Van Remortel          President            Senior Vice President,
(34)                                              Business Development,
                                                  e-harmon.com, Inc., December
                                                  1999- present; Vice President
                                                  and Secretary, E*TRADE Funds,
                                                  January 1999 - November 1999;
                                                  Vice President of Operations,
                                                  E*TRADE Asset Management,
                                                  December 1998 - November 1999;
                                                  Senior Manager, E*TRADE
                                                  Securities, Inc., September
                                                  1996 - November 1999; Senior
                                                  Consultant, KPMG Peat Marwick
                                                  Strategic Consulting, March
                                                  1994 - September 1996;
                                                  Associate, Analysis Group,
                                                  Inc, May 1992 - March 1994.


*James Hartmann                Secretary,         President and COO of
(34)                           Treasurer and      e-harmon.com, Inc. August
                               Trustee            1999-present); Director of
                                                  Institutional Services,
                                                  Capstone Investments (January
                                                  1999 - July 1999); Consultant,
                                                  MCG LLC (June 1998 - January
                                                  1999); VP of Institutional
                                                  Marketing and Product
                                                  Development, Summit Capital
                                                  Management LLC and Summit
                                                  Capital Partners LP (June 1997
                                                  - May 1998); Chief Compliance
                                                  Officer, Prudential Insurance
                                                  Co. of America (April 1994 -
                                                  June 1997); Investment Company
                                                  Examiner, U.S. Securities &
                                                  Exchange Commission (January
                                                  1990 - April 1994).


We do not pay pension or retirement benefits to our officers or Funds trustees. Also, any trustee of a Fund who is an officer or employee of [e-Harmon Funds or e-harmon Capital Management LLC] does not receive any compensation from the Fund. We will pay our trustees who are not interested persons $______ annually and $______ for each committee meeting attended.

PRINCIPAL HOLDERS OF SECURITIES

As of the date of the Prospectus, the officers and trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund and __________________ owned all of the Funds' shares. Upon the public offering of the Funds' shares, that control position is expected to diminish.

INVESTMENT MANAGEMENT SERVICES

SERVICES

Under two Advisory Agreements, e-harmon Capital Management LLC (which we call the Adviser) provides the Funds with discretionary investment services. Specifically, it is responsible for supervising and directing the investments of each Fund in accordance with the Funds' investment objectives, program, and restrictions as provided in the Prospectus and this Statement of Additional Information. The Adviser is also responsible for effecting all security transactions on behalf of the Funds, including the negotiation of commissions and the allocation of portfolio brokerage. In addition to these services, the Adviser provides each Fund with certain corporate administrative services, including: maintaining the Funds' corporate records; registering and qualifying Fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the Fund; maintaining relationships with the agents employed by the Fund such as the Funds' custodian and transfer agent; assisting the Fund in the coordination of such agents' activities; and permitting the Adviser's employees to serve as officers, trustees, and committee members of the Trust without cost to the Fund.

The Advisory Agreements also provide that the Adviser, its members, officers, employees, and certain other persons performing specific functions for each Fund will only be liable to the Fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

MANAGEMENT FEE

Each Fund pays the Adviser a management fee ("Fee"). e-harmon Internet Fund pays the Adviser a fee of the average net assets of the Fund annually. e-harmon Net30 Index Fund pays the Adviser a fee of ____% of the average net assets of the Fund annually.

The Advisory Agreements between the Funds and the Adviser provide that each Fund bears all expenses of its operations not specifically assumed by the Adviser.

MANAGEMENT RELATED SERVICES

As noted above, the Advisory Agreements spell out the expenses to be paid by each Fund. In addition to the management fee, the Funds pay for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and Trustee fees and expenses.

ADMINISTRATION AND FUND ACCOUNTING

Sunstone Financial Group, Inc., 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202 ("Sunstone") has agreed to provide various administrative and fund accounting services to the Funds under an Administration and Fund Accounting Agreement dated March _______, 2000 (the "Administration Agreement"). Sunstone's services include, but are not limited to, the following: calculating daily net asset values for the Funds; overseeing the Funds' Custodian; assist in preparing and filing all federal income and excise tax filings (other than those to be made by the Funds' Custodian); overseeing the Funds' fidelity insurance relationships; preparing notice and renewal securities filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; preparing financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Funds' expenses; monitoring the Funds' status as a regulated investment company under Subchapter M of the Code; monitoring compliance with the Funds' investment policies and restrictions and generally assisting the Funds' administrative operations.

Sunstone, at its own expense, and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. The Administration Agreement will remain in effect until _______________ (the "Initial Term") and thereafter for successive annual periods. After the Initial Term, the Administration Agreement may be terminated on not less than ___ days' notice, without the payment of any penalty, by the Board of Trustees of the Trust or by Sunstone. Under the Administration Agreement, the Funds have agreed to indemnify Sunstone against all claims except those resulting from the willful misfeasance, bad faith or gross negligence of Sunstone. The Administration Agreement also provides that Sunstone may provide similar services to others, including other investment companies.

For the foregoing, Sunstone receives a fee on the value of each Fund computed daily and payable monthly, at the annual rate of 0.__ percent of the first $__ million of its average daily net assets, and decreasing as assets reach certain levels, subject to an annual minimum fee of $_________ per Fund, plus out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND-PAYING AGENT

Sunstone also acts as the Funds' transfer agent and dividend-paying agent. As such, Sunstone processes purchase and redemption requests for the securities of the Funds, keeps records of shareholder accounts and transactions, pays dividends as declared by the Board of Trustees and issues confirmations of transactions to shareholders. For these services, the Funds pay Sunstone a fee based on the number of shareholder accounts, transactions and other activities, subject to a minimum annual fee. Sunstone does not exercise any supervisory functions over the management of the Funds or the purchase and sale of Fund securities.

DISTRIBUTION AND SERVICE OF THE FUNDS

Sunstone Distribution Services, LLC ("Sunstone Distribution") serves as distributor to each Fund pursuant to a Distribution Agreement ("Distribution Agreement"). The offering of the Funds' shares is continuous. The Distribution Agreement provides that Sunstone Distribution may incur expenses for appropriate distribution activities which it deems reasonable and which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, the printing and mailing of prospectuses to other than current shareholders, and the printing and mailing of sales literature. At the direction of the Trust, Sunstone Distribution may enter into servicing and/or selling agreements with qualified broker/dealers and other persons with respect to the offering of Shares to the public. Sunstone Distribution's address is 207 East Buffalo Street, Milwaukee, WI 53202.

Distribution and Service Plan

[Each] Fund [and each class that has a 12b-1 fee] has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Board of Trustees believes that the adoption of this plan may stimulate new sales of [each] Fund's shares, causing growth in the size of [each] Fund and potentially leading to economies of scale and lower expense ratios for both current and new shareholders. [Each] Plan authorizes payments by a Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, or up to [_____]% of the Fund's average daily net assets.

Payments may be made by a Fund under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Fund as determined by the Board of Trustees. Such activities typically include advertising; compensation for sales and sales marketing activities, such as dealers or distributors; shareholder account servicing; and production and dissemination of prospectuses and sales and marketing materials to prospective investors. To the extent any activity is one which a Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.

CLASS A PLAN

[to come]

CLASS B PLAN

[to come]

Administration of each Plan is regulated by Rule 12b-1 under the 1940 Act, under which the Board of Trustees is required to receive and review at least quarterly reports concerning the nature and qualification of expenses incurred and approve all agreements implementing the Plan. The Plan may be continued from year-to-year only if the Board of Trustees concludes at least annually that continuation of the Plan is likely to benefit shareholders.


CUSTODIAN

[_______________] is the custodian for the Funds' U.S. securities and cash, but it does not participate in the Funds' investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank [______________] main office is at [______________________________________].

[____________________] is the custodian for each Fund's foreign assets held outside the United States, but it does not participate in the Fund's investment decisions. [Portfolio securities purchased outside of the U.S. are maintained in the custody of the bank. [____________________]'s main office is at [____________________].

SHAREHOLDER SERVICES

The Funds from time to time may enter into agreements with outside parties through which shareholders hold Funds shares. The shares would be held by such parties in omnibus accounts. The agreements would provide for payments by the Funds to the outside party for shareholder services provided to shareholders in the omnibus accounts.

CODE OF ETHICS

The Funds and Adviser have a written Code of Ethics that requires all employees to obtain prior clearance before engaging in personal securities transactions. Employees will not be permitted to effect transactions in a security: if there are pending client orders in the security; the security has been purchased or sold by a client within two calendar days; the security is being considered for purchase for a client; or the security is subject to internal trading restrictions. In addition, employees are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any material violation of the Code of Ethics is reported to the Board of the Trust. The Board also reviews the administration of the Code of Ethics on an annual basis.

PORTFOLIO TRANSACTIONS

INVESTMENT OR BROKERAGE DISCRETION

Decisions with respect to the purchase and sale of portfolio securities on behalf of the Fund are made by the adviser. The Adviser is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business.

HOW BROKERS AND DEALERS ARE SELECTED

EQUITY SECURITIES

In purchasing and selling equity securities, it is the adviser's policy to obtain quality execution at the most favorable prices through responsible brokers and dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions, the Fund may pay higher brokerage commissions in return for brokerage and research services. As a general practice, over-the-counter orders are executed with market-makers. In selecting among market-makers, the Adviser generally seeks to select those it believes to be actively and effectively trading the security being purchased or sold.

In selecting broker-dealers to execute the Funds' portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and brokerage and research services provided by them. It is not the policy of the Adviser to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution services.

FIXED INCOME SECURITIES

Fixed income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client although the price usually includes an undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and asked prices. Securities may also be purchased from underwriters at prices which include underwriting fees.

With respect to equity and fixed income securities, the Adviser may effect principal transactions on behalf of the Fund with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. The Adviser may receive research services in connection with brokerage transactions, including designations in a fixed price offerings.

HOW EVALUATIONS ARE MADE OF THE OVERALL REASONABLENESS OF BROKERAGE COMMISSIONS PAID

On a continuing basis, the Adviser seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the Fund. In evaluating the reasonableness of commission rates, the Adviser considers: (a) historical commission rates; (b) rates which other institutional investors are paying, based on available public information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.

RESEARCH SERVICES RECEIVED FROM BROKERS AND DEALERS

The Adviser receives a wide range of research services from brokers and dealers. These services include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and analysis of corporate responsibility issues. These services provide both domestic and international perspective. Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, and government representatives. In some cases, research services are generated by third parties but are provided to the adviser by or through broker-dealers.

Research services received from brokers and dealers are supplemental to the Adviser's own research effort and, when utilized, are subject to internal analysis before being incorporated by the adviser into its investment process. As a practical matter, it would not be possible for the Adviser to generate all of the information presently provided by brokers and dealers. The Adviser pays cash for certain research services received from external sources. The Adviser also allocates brokerage for research services which are available for cash. While receipt of research services from brokerage firms has not reduced the Adviser's normal research activities, the expenses of the Adviser could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by brokers or dealers, the Adviser may be relieved of expenses which it might otherwise bear.

The Adviser has a policy of not allocating brokerage business in return for products or services other than brokerage or research services. In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, the Adviser may from time to time receive services and products which serve both research and non-research functions. In such event, the Adviser makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.

COMMISSIONS TO BROKERS WHO FURNISH RESEARCH SERVICES

Certain brokers and dealers who provide quality brokerage and execution services also furnish research services to the Adviser. With regard to the payment of brokerage commissions, the adviser has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction, if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Accordingly, while the Adviser cannot readily determine the extent to which commission rates or net prices charged by broker-dealers reflect the value of their research services, the Adviser would expect to assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. The Adviser may receive research, as defined in Section 28(e), in connection with selling concessions and designations in fixed price offerings in which the Funds participate.

INTERNAL ALLOCATION PROCEDURES

The Adviser has a policy of not precommitting a specific amount of business to any broker or dealer over any specific time period. Historically, the majority of brokerage placement has been determined by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. However, the Adviser does have an internal brokerage allocation procedure for that portion of its discretionary client brokerage business where special needs do not exist, or where the business may be allocated among several brokers or dealers which are able to meet the needs of the transaction.

Each year, the Adviser assesses the contribution of the brokerage and research services provided by brokers or dealers, and attempts to allocate a portion of its brokerage business in response to these assessments. The investment team seeks to evaluate the brokerage and research services they receive from brokers or dealers and make judgments as to the level of business which would recognize such services. In addition, brokers or dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. In no case is a broker or dealer excluded from receiving business from the adviser because it has not been identified as providing research services.

MISCELLANEOUS

The Adviser's brokerage allocation policy is consistently applied to all its fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by brokers or dealers through which the Adviser effects securities transactions may be used in servicing all accounts (including non-Fund accounts) managed by the Adviser. Conversely, research services received from brokers or dealers which execute transactions for the Fund are not necessarily used by the Adviser exclusively in connection with the management of the Fund. From time to time, orders for clients may be placed through a computerized transaction network.

The Funds do not allocate business to any broker-dealer on the basis of sales of the Funds' shares. However, this does not mean that broker-dealers who purchase Fund shares for their clients will not receive business from the Fund.

Some of the Adviser's other clients have investment objectives and programs similar to those of the Fund. The Adviser may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with the Fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the Adviser's policy not to favor one client over another in making recommendations or in placing orders. The Adviser frequently follows the practice of grouping orders of various clients for execution which generally results in lower commission rates being attained. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client's proportionate share of such order reflects the average price paid or received with respect to the total order. The Adviser has established a general investment policy that it will ordinarily not make additional purchases of a common stock of a company for its clients (including the Adviser) if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate.

At the present time, the Adviser does not recapture commissions or underwriting discounts or selling group concessions in connection with taxable securities acquired in underwritten offerings.

TRADE ALLOCATION POLICIES

The Adviser has developed written trade allocation guidelines for its accounts. Generally, when the amount of securities available in a public offering or the secondary market is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the amounts initially requested by each portfolio manager. In allocating trades made on combined basis, the Adviser seeks to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted, pro-rata basis. Examples of where adjustments may be made include: (i) reallocations to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) reallocations to eliminate de minimis positions; (iii) priority for accounts with specialized investment policies and objectives; and (iv) reallocations in light of a participating portfolio's characteristics (e.g., industry or issuer concentration, duration, and credit exposure).

PRICING OF SECURITIES

Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Trustees, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at their amortized cost in local currency which, when combined with accrued interest, approximates fair value. Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. In the absence of a last sale price, purchased and written options are valued at the mean of the latest bid and asked prices, respectively.

For the purposes of determining the Funds' net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by or under the supervision of the officers of the Trust, as authorized by the Board of Trustees.

NET ASSET VALUE PER SHARE

The purchase and redemption price of the Funds' shares is equal to the Funds' net asset value per share or share price. The Fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the Fund is normally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Holiday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Determination of net asset value (and the offering, redemption and repurchase of shares) for the Fund may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the Fund may by order permit such a suspension for the protection of the Funds' shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.

TAX STATUS

Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Qualification as a regulated investment company essentially allows the Funds (but not their shareholders) to avoid paying federal income tax on ordinary income and capital gains which are distributed to shareholders. In addition, it permits net capital gains (the excess of net long-term capital gains over net short-term capital losses) of the Funds to be treated as long-term capital gains of the Funds' shareholders, regardless of how long the shareholders have held their shares.

If either Fund fails to qualify for treatment as a regulated investment company under the Code, that Fund will not be afforded this special treatment. Rather, that Fund will be subject to federal income tax on its net income and capital gains at the applicable corporate income tax rate, regardless of whether distributions are made to shareholders. In addition, any dividend distributions to the shareholders will constitute ordinary income which will be subject to federal income tax at the shareholder level.

As regulated investment companies, the Funds will be required to distribute 98% of their ordinary income in the same calendar year in which such income is earned. During the calendar year, the Funds are also required to distribute 98% of the capital gain net income they earned during the twelve-month period ending on October 31 of such calendar year. In addition, during the calendar year, the Funds must distribute all undistributed ordinary income from the prior year and all undistributed capital gain net income from the twelve-month period ending on October 31 of the prior calendar year. To the extent they do not meet these distribution requirements, the Funds will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which the Funds pay income tax is treated as distributed.

At the time of an investor's purchase, the Funds' net asset values may reflect undistributed income, capital gains, and/or net unrealized appreciation of securities held by the Funds. A subsequent distribution to an investor of such amounts, although constituting a return of his or her investment, would be taxable as a dividend or capital gain distribution. For federal income tax purposes, dividends and capital gain distributions paid to shareholders in additional shares are treated the same as if such payments were made in cash. A portion of the dividends paid by the Funds to corporate shareholders may be eligible for the 70% dividends-received deduction.

Gains or losses on sales of securities by a Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon or otherwise holds an offsetting position with respect to the securities. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by a Fund on securities lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will generally realize short-term capital gain or loss. If securities are sold by a Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale proceeds of the securities delivered in determining the amount of gain or loss on the sale. Certain of the Funds' transactions may be subject to wash sale, short sale, constructive sale, anti-conversion and straddle provisions of the Code which may, among other things, require the Funds to defer recognition of losses. In addition, debt securities acquired by a Fund may be subject to original issue discount and market discount rules which, respectively, may cause the Fund to accrue income in advance of the receipt of cash with respect to interest or cause gains to be treated as ordinary income.

Special rules apply to most options on stock indices, future contracts and options thereon, and foreign currency forward contracts in which the Funds may invest. These investments will generally constitute Section 1256 contracts under the Code, and will be required to be "marked to market" for federal income tax purposes at the end of a Fund's taxable year; that is, treated as having been sold at market value. Except with respect to certain foreign currency forward contracts, sixty percent of any gain or loss recognized on such deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

For federal income tax purposes, the Funds are permitted to carry forward their net realized capital losses, if any, for eight years and thus may realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains. However, the Funds currently do not have any net realized capital losses, and thus will not be able to offset any net realized capital gains.

Dividends and capital gain distributions may also be subject to state and/or local taxes.

FOREIGN CURRENCY GAINS AND LOSSES

Gains or losses attributable to fluctuations in exchange rates which occur between the time the Funds accrue interest or other receivables or accrue expenses or other liabilities denominated in a foreign currency and the time the Funds actually collect such receivables or pay such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency forward contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, (i) the Fund would not be able to make any ordinary dividend distributions, or (ii) distributions made before the losses were realized would be recharacterized as a return of capital to shareholders (as opposed to being treated as an ordinary dividend) thereby reducing each shareholder's basis in his or her Fund shares.

Investors should consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds.

TAXATION OF FOREIGN SHAREHOLDERS

In general, dividends and net short-term capital gain distributions paid by the Funds (i) to a shareholder (including a shareholder acting as a nominee or fiduciary) who is a nonresident alien individual, a foreign corporation, or a foreign partnership (each a "foreign shareholder"), and (ii) which are not effectively connected with a U.S. trade or business conducted by such shareholder, are subject to a 30% withholding tax in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Long-term capital gain distributions paid to a foreign shareholder by the Funds generally are not subject to withholding tax. However, even if withholding is not required, a foreign shareholder will be subject to U.S. income tax on any dividends and capital gain distributions which are effectively connected with a U.S. trade or business of the foreign shareholder.

Foreign investors should consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds.


PASSIVE FOREIGN INVESTMENT COMPANIES

The Funds may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of the Funds' expenses (management fees and operating expenses), the Funds' shareholders will also indirectly bear similar expenses of any PFICs in which the Funds invest. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Funds hold their investment. In addition, the Funds may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to the Funds' shareholders.

To avoid such tax and interest, each Fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for federal income tax purposes at that time. Deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The Funds will be required to distribute any resulting income even though they have not actually sold the security and received cash to pay such distributions.

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. However, it is impossible to determine in advance the effective rate of foreign tax to which the Funds will be subject, since the amount of the Funds' assets to be invested in various countries will vary.

INVESTMENT PERFORMANCE

TOTAL RETURN PERFORMANCE

The Funds' calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the Fund. Total return is calculated as the percentage change between the beginning value of a static account in the Funds and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends.

OUTSIDE SOURCES OF INFORMATION

From time to time, in reports and promotional literature: (1) the Funds' total return performance, ranking, or any other measure of the Funds' performance may be compared to any one or combination of the following: (a) a broad-based index;
(b) other groups of mutual funds, including the Adviser, tracked by independent research firms ranking entities, or financial publications; (c) indices of securities comparable to those in which the Fund invests; (2) the Consumer Price Index (or any other measure for inflation, government statistics, such as GNP may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (3) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Funds' performance; (4) the effect of tax-deferred compounding on the Funds' investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax advantage product, may be illustrated by graphs, charts, etc.; and (5) the sectors or industries in which the Funds invests may be compared to relevant indices or surveys in order to evaluate the Funds' historical performance or current or potential value with respect to the particular industry or sector.

OTHER PUBLICATIONS

From time to time, in newsletters and other publications issued by e-harmon.com, Inc. our mutual fund portfolio managers or analysts may discuss economic, financial and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or a Fund; individual securities within the Funds' portfolio; and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed or excluded from the Funds' portfolio.

SHARES

The Trust, organized as an unincorporated business trust in 1999 under the laws of Delaware, is a trust fund of the type commonly known as a "business trust." The Trust is authorized to issue an unlimited number of shares of beneficial interest, $.01 par value per share, divided into two series (the Funds).

e-harmon Internet Fund is divided into three classes, designated Class A, Class B and Class C shares. e-harmon Net30 Index Fund is divided into two classes, designated Investor Shares and Institutional Shares. Each class of shares represents an interest in the same assets of a Fund and is identical in all respects except that (1) each class is subject to different sales charges and distribution and/or service fees which may affect performance, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) each class has a different exchange privilege [and (4) only Class B shares have a conversion feature.]

In accordance with the Trust's Declaration of Trust, the Trustees may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The voting rights of the shareholders of a series or class can be modified only by the vote of shareholders of that series or class. Shares of the Trust, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of the Trust under certain circumstances. Each share of each class is equal as to earnings, assets and voting privileges, except as noted above, and each class of shares bears the expenses related to the distribution of its shares. [Except for the conversion feature applicable to the Class B shares, there are no conversion, preemptive or other subscription rights.] In the event of liquidation, each share of a Fund is entitled to its portion of all of the Fund's assets after all debt and expenses of the Fund have been paid. [Since Class B have higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders.]

The Trust does not intend to hold annual meetings of shareholders unless otherwise required by law. The Trust will not be required to hold meetings of shareholders unless, for example, the election of Trustees is required to be acted on by shareholders under the 1940 Act. Shareholders have certain rights, including the right to call a meeting upon the vote of 10% of the Trust's outstanding shares for the purpose of voting on the removal of one or more Trustees or to transact any other business. Under the Declaration of Trust, the Trustees may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios with distinct investment objectives and policies and share purchase, redemption and net asset value procedures) with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series (subject only to the rights of creditors of that series) and would be subject to the liabilities related thereto. Under the 1940 Act, shareholders of any additional series of shares would normally have to approve the adoption of any advisory contract relating to such series and of certain changes in the investment policies related thereto. The Trustees have the power to alter the number and the terms of office of the Trustees, provided that always at least a majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

LEGAL COUNSEL

Gardner, Carton & Douglas, whose address is 321 North Clark Street, Suite 3300, Chicago, Illinois 60610 is legal counsel to the Funds.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105 are the independent accountants to the Funds.

FINANCIAL STATEMENTS

REPORT OF INDEPENDENT ACCOUNTANTS                                 e-harmon FUNDS

================================================================================

To the Shareholders and Board of Trustees of e-harmon Funds:

         In our opinion, the accompanying statements of assets and liabilities present fairly, in all material respects, the financial positions of e-harmon Internet Fund and e-harmon Net30 Index Fund (the two fund constituting e-harmon Funds, collectively referred to hereinafter as the "Trust") at ________, 2000, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provide(s) a reasonable basis for the opinion expressed above.

STATEMENT OF ASSETS AND LIABILITIES                       e-harmon INTERNET FUND


=====================================================================================================================
                                                                                                        _______, 2000
ASSETS
Cash....................................................................................................$_____
[Deferred offering costs]................................................................................_____
         Total assets...................................................................................._____
[LIABILITIES
Offering costs payable].................................................................................._____
NET ASSETS
         Applicable to _____ shares of beneficial interest..............................................$
                                                                                                        ======

Calculation of Offering Price
Class A:                                                                                                $_____
         Net asset value and redemption price per Class A share
              ($_____ divided by _____ shares of beneficial interest issued and outstanding)............._____
         Maximum sales charge (% of offering price)......................................................_____
         Offering price to public........................................................................_____

Class B:
         Net asset value, offering price and redemption price per Class B share
              ($_______ divided by _____ shares of beneficial interest issued and outstanding)..........$
                                                                                                        ======

Class C:
         Net asset value, offering price and redemption price per Class C share
              ($______ divided by _____ shares of beneficial interest issued and outstanding)...........$
                                                                                                        ======


STATEMENT OF ASSETS AND LIABILITIES                   e-harmon NET 30 INDEX FUND


======================================================================================================================
                                                                                                        ______, 2000
ASSETS
Cash....................................................................................................$_____
[Deferred offering costs]................................................................................_____
         Total assets...................................................................................._____
[LIABILITIES
Offering costs payable].................................................................................._____
NET ASSETS
         Applicable to _____ shares of beneficial interest..............................................$
                                                                                                        ======

Calculation of Offering Price

Institutional Shares:
         Net asset value, offering price and redemption price per Institutional Shares
              ($_______ divided by  _____ shares of beneficial interest issued and outstanding).........$
                                                                                                        ======

Investor Shares:
         Net asset value, offering price and redemption price per Investor Shares
              ($______ divided by  _____ shares of beneficial interest issued and outstanding)..........$_____

                                     PART C
                                OTHER INFORMATION


ITEM 23. EXHIBITS

(a)      Agreement and Declaration of Trust

(b)      By-Laws of Registrant

(c)      Instruments Defining Rights of Securityholders*

(d)      Advisory Agreement*

(e)      Distribution Agreement*

(f)      Inapplicable

(g)      Custody Agreement*

(h)      (1) Transfer Agency Agreement*
         (2) Administration and Fund Accounting Agreement*

(i)      Opinion of Gardner, Carton & Douglas*

(j)      Consent of Independent Accountants*

(k)      Inapplicable

(l)      Subscription Agreement*

(m)      Rule 12b-1 Plan*

(n)      Rule 18f-3 Plan*

(p)      Code of Ethics*

(x)      Financial Data Schedule*


*To be filed by pre-effective amendment

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Zero Gravity Venture Fund, Inc.

ITEM 25. INDEMNIFICATION

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended, (the Investment Company Act) and pursuant to Article VII of the Agreement and Declaration of Trust (Exhibit (a) to the Registration Statement) and Article XI of the Trust's By-Laws (Exhibit (b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Section 3817 of the Delaware Business Trust Act permits indemnification of trustees who acted in good faith and reasonably believed that the conduct was in the best interest of the Registrant.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act as long as the interpretation of Section 17(h) and 17(i) of such Act remains in effect and is consistently applied.

ITEM 26. Business and Other Connections of the Investment Adviser


NAME                                  POSITION                            COMPANY
----                                  --------                            -------
Lisa Cavallari                        Senior Vice President and           e-harmon Capital Management LLC (1999 - present)
                                      Portfolio Manager

                                      Senior Vice President and           e-harmon.com, Inc. (1999 - present)
                                      Portfolio Manager

                                      Principal                           Barclays Global Investors (19__  - 1999)

Steve Harmon                          Chairman, Chief                     e-harmon Capital Management LLC (1999 - present)
                                      Executive Officer and Chief
                                      Investment Officer

                                      Chairman, Chief Executive Officer   e-harmon.com, Inc. (1999 - present)
                                      and Chief Investment Officer

                                                                          Zero Gravity Management LLC (1999 - present)

                                      Vice President of                   Internet.com/Mecklermedia (1996 - 1999)
                                      Business Development
                                      & Senior Investment Analyst

James Hartmann                        President, Chief Operating          e-harmon Capital Management LLC (1999 - present)
                                      Officer and Chief Compliance
                                      Officer

                                      President and Chief Operating       e-harmon.com, Inc. (1999 - present)
                                      Officer

                                                                          Zero Gravity Management LLC (1999 - present)

                                      Director of Institutional Services  Capstone Investments (1999)

                                      Consultant                          MCG LLC (1998 - 1999)

                                      Vice President of Institutional     Summit Capital Management LLC
                                      Marketing and Product Development   and Summit Capital Partners LP
                                                                          (1997 - 1998)

Mark Moorberg                         Senior Vice President, Marketing    e-harmon Capital Management LLC (1999 - present)
                                      and Client Services

                                      Senior Vice President, Marketing    e-harmon.com, Inc. (1999 - present)
                                      and Client Services

                                      Vice President /                    Merrill Lynch (1996 - 1999)
                                      Financial Consultant
                                      Private Placement Division

Joseph Van Remortel                   Senior Vice President Business      e-harmon Capital Management LLC (1999 - present)
                                      Development

                                      Senior Vice President Business      e-harmon.com, Inc. (1999 - present)
                                      Development

                                      Vice President and Secretary        E*TRADE Funds (1999)

                                      Vice President of Operations        E*TRADE Asset Management (1998 - 1999)

                                      Senior Manager                      E*TRADE Securities, Inc. (1996 - 1999)


*Addresses are 400 Montgomery Street, 3rd Floor, San Francisco, California 94104, unless otherwise indicated.

ITEM 27. Principal Underwriters

(a) Sunstone Distribution Services, LLC currently serves as the distributor of the shares of Choice Funds, First Omaha Funds, Inc., The Marsico Investment Fund, Green Century Funds, The Haven Funds, Johnson Family Funds and La Crosse Funds.

(b) The principal business address of Sunstone Distribution Services, LLC, the Registrant's distributor, is 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202. To the best of the Registrant's knowledge, the following are the members and officers of Sunstone Distribution Services, LLC:

Name                                Positions and Offices                       Positions and Offices
                                    with Underwriter                            with Registrant
Miriam M. Allison                   President, Treasurer, Member                None
Therese A. Ladwig                   Vice President                              None
Peter Hammond                       Vice President                              None

(c)      None

Item 28. Location of Accounts and Records

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act and the rules promulgated thereunder, are in the possession of the Registrant, located at 400 Montgomery Street, 3rd Floor, San Francisco, California 94104, other than records held and maintained by
(i)_____________, the Registrant's custodian, located at ___________________;
(ii) Sunstone Financial Group, Inc., the Trust's administrator and fund accountant, transfer agent and dividend-paying agent and Sunstone Distribution Services, LLC, the Registrant's distributor, each of which is located at 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202.

ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the caption "Organization and Management" in the Prospectus and the caption "Management of the Funds" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30.

Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act, and the Investment Company Act, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco, State of California, this 18th day of January, 2000.

                                                e-harmon Funds



                                                By: /s/ Joseph Van Remortel
                                                   -----------------------------
                                                   President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ James Hartmann           Trustee and                        January 18, 2000
------------------           Treasurer
  James Hartmann

                                  EXHIBIT INDEX

(a)      Agreement and Declaration of Trust

(b)      By-Laws of Registrant

(c)      Instruments Defining Rights of Securityholders*

(d)      Advisory Agreement*

(e)      Distribution Agreement*

(f)      Inapplicable

(g)      Custody Agreement*

(h)      (1) Transfer Agency Agreement*
         (2) Administration and Fund Accounting Agreement*

(i)      Opinion of Gardner, Carton & Douglas*

(j)      Consent of Independent Accountants*

(k)      Inapplicable

(l)      Subscription Agreement*

(m)      Rule 12b-1 Plan*

(n)      Rule 18f-3 Plan*

(p)      Code of Ethics*

(x)      Financial Data Schedule*

*To be filed by pre-effective amendment